	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(4)			Assets that Were Repurchased/ Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute(3)(4)			Demand Withdrawn	Demand Rejected
	Asset Type: RMBS			(#)	($)	(% of principal balance)	(#)	($)(8)	(% of principal balance)(8)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)(8)	(% of principal balance)(8)
Q1 2012	First Franklin Mortgage Loan Trust 2006-FF11 CIK# 001372799	x	First Franklin	10,043	$1,872,729,922	100	1,497	$271,366,021	14.54	0	0	0	0	0	0	1,497	$271,366,021	14.54	0	0
	Total FFMLT 2006-FF11:			10,043	$1,872,729,922		1,497	$271,366,021		0	0		0	0		1,497	$271,366,021		0	0

	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(4)			Assets that Were Repurchased/ Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute(3)(4)			Demand Withdrawn	Demand Rejected
	Asset Type: RMBS			(#)	($)	(% of principal balance)	(#)	($)(8)	(% of principal balance)(8)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)(8)	(% of principal balance)(8)
	First Franklin Mortgage Loan Trust 2006-FF7 CIK# 0001362793	x	First Franklin	6,027	$1,161,097,184	100	454	$83,784,491	7.31	0	0	0	0	0	0	454	$83,784,491	7.31	0	0
	Total FFMLT 2006-FF7:			6,027	$1,161,097,184		454	$83,784,491		0	0		0	0		454	$83,784,491		0	0
Q2 2012	First Franklin Mortgage Loan Trust 2006-FF11 CIK# 0001372799	x	First Franklin	10,043	$1,872,729,922	100	586	$72,384,847	3.88	0	0	0	0	0	0	586	$72,384,847	3.88	0	0
	Total FFMLT 2006-FF11:			10,043	$1,872,729,922		586	$72,384,847		0	0		0	0		586	$72,384,847		0	0
	HSI Asset Securitization Corp Trust 2006-WMC1 CIK#0001370363	x	WMC Mortgage Corp.	4,446	$842,325,840	100	402	$79,354,118	9.46	0	0	0	0	0	0	402	$79,354,118	9.46	0	0
	Total HASCO 2006-WMC1:			4,446	$842,325,840		402	$79,354,118		0	0		0	0		402	$79,354,118		0	0

	Total:			20,516	$3,876,152,946		1,442	$ 235,523,456		0	0		0	0		1,442	$ 235,523,456		0	0

	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(4)			Assets that Were Repurchased/ Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute(3)(4)			Demand Withdrawn	Demand Rejected
	Asset Type: RMBS			(#)	($)	(% of principal balance)	(#)	($)(8)	(% of principal balance)(8)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)(8)	(% of principal balance)(8)
Q3 2012	First Franklin Mortgage Loan Trust 2006-FF11 CIK# 0001372799	x	First Franklin	10,043	$1,872,729,922	100	53	$8,133,736	0.44	0	0	0	0	0	0	53	$8,133,736	0.44	0	0
	Total FFMLT 2006-FF11:			10,043	$1,872,729,922		53	$8,133,736		0	0		0	0		53	$8,133,736		0	0

	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(4)			Assets that Were Repurchased/ Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute(3)(4)			Demand Withdrawn	Demand Rejected
	Asset Type: RMBS			(#)	($)	(% of principal balance)	(#)	($)(8)	(% of principal balance)(8)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)(8)	(% of principal balance)(8)
			WMC Mortgage Corp.	4,499(6)	$940,429,355(7)	58.29	1	$540,967	0.036	0	0	0	0	0	0	1	$540,967	0.036	0	0
Q1 2014	HSI Asset Securitization CorpTrust 2006-HE2 CIK#: 0001381952	x	Countrywide Home Loans, Inc.	2,276(6)	$475,619,444(7)	29.48	0	0	0	0	0	0	0	0	0	0	0	0	0	0
			Decision One Mortgage Company, LLC	944(6)	$197,314,308(7)	12.23	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Total HASCO 2006-HE2:			7,719	$1,613,363,107		1	$540,967		0	0		0	0		1	$540,967		0	0

3 The Securitizer believes all demands related to an asset are in dispute. However, in most instances the Securitizer is not the entity with the repurchase obligation and therefore is unaware of the resolution or discussions related to the demand. In these circumstances, it is possible that some assets identified as being subject to a demand in dispute are assets that are pending repurchase or replacement and are within the cure period.

4 Dollar amounts have been rounded to the nearest whole dollar.

5 Pursuant to Item 1110 of Regulation AB, only originators that originate more than 10% of the pool assets are required to be disclosed. Because this originator originated fewer than 10% of the pool assets, (a) no disclosure was provided in the prospectus regarding the originator’s assets included in the pool, and (b) the Securitizer is only able to identify with certainty that such originator originated less than 10% of the pool assets. The Securitizer has provided the less than 10% estimate as opposed to a specific numeric estimate for this data field because it views the less than 10% estimate as being the most accurate estimate available.

6 Because the number of assets originated by an originator was not specified in the prospectus, the number of assets originated by an originator is an estimate based on the percentage of the outstanding principal balance of such originator's assets at the time of securitization compared to the aggregate asset pool as provided in the prospectus multiplied by the total number of assets included in the asset pool as provided in the prospectus.

7 Because the outstanding principal balance of assets originated by an originator was not specified in the prospectus, the outstanding principal balance of assets at the time of securitization originated by an originator is an estimate based on the percentage of the principal balance of such originator's assets compared to the aggregate asset pool as provided in the prospectus multiplied by the aggregate principal balance of all assets included in the asset pool as provided in the prospectus.

8 The information provided in this data field reflects the unpaid principal balance of the applicable assets as of the reporting period end date for the identified quarter based on information prepared and provided to the Securitizer by the applicable master servicer. However, if the master servicer's records reflected a zero balance with respect to an asset as of the applicable reporting period end date, the information reflects the last non-zero balance of such asset identified by the master servicer and provided to the Securitizer.